UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2005

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):            [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fairfield Greenwich Advisors LLC
Address:   919 Third Avenue
           New York, NY 10022

Form 13F File Number:  028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

 /s/ Mark McKeefry                 New York, NY                July 18, 2005
----------------------------  --------------------------    ------------------
          [Signature]             [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total:   $171,277
                                       (in thousands)


List of Other Included Managers:

None


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                                                FORM 13F INFORMATION TABLE

                                                                         SHRS OR
         NAME OF ISSUER             TITLE OF                 VALUE      PRM    SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY

                                      CLASS        CUSIP   (x$1000)     AMT    PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
                                   NOTE 3.750%
CIENA CORPORATION                      2/0       171779AA9   31,329   35,500,000               SOLE               X
                                   NOTE 3.750%
HUMAN GENOME SCIENCES                  3/1       444903AH1      933    1,000,000               SOLE               X
                                   NOTE 3.500%
NEKTAR THERAPEUTICS                   10/1       457191AH7      466      500,000               SOLE               X
                                   NOTE 5.000%
MANUGISTICS GROUP INC                 11/0       565011AB9   31,653   35,367,000               SOLE               X
                                   NOTE 5.000%
TERAYON COMMUNICATION SYS INC         8/01       880775AC5   27,106   28,684,000               SOLE               X
                                   NOTE 4.125%
VEECO INSTRUMENTS INC                 12/2       922417AB6   10,725   12,000,000               SOLE               X
                                   NOTE 5.250%
FINISAR CORPORATION                   10/1       31787AAC5   13,994   18,879,000               SOLE               X
                                   NOTE 4.750%
PRG-SCHULTZ INTERNATIONAL, INC        11/2       69357CAA5      819    1,000,000               SOLE               X
                                   NOTE 5.500%
ISIS PHARMACEUTICALS                  05/0       464337AC8   12,920   15,975,000               SOLE               X
                                   SDCV 7.250%
NETWORK EQUIP TECH                     5/1       641208AA1    3,644    4,548,000               SOLE               X
                                   NOTE 2.500%
FINISAR CORPORATION                   10/1       31787AAF8   18,443   25,050,000               SOLE               X
                                   NOTE 0.500%
KULICKE & SOFFA INDUSTRIES INC        11/3       501242AL5      739    1,000,000               SOLE               X
ACCREDO HEALTH INC                     COM       00437V104      204        4,500               SOLE               X
ASK JEEVES INC                         COM       045174109      988       32,700               SOLE               X
ATMEL CORP.                            COM       049513104      193       81,900               SOLE               X
BONE CARE INTL INC                     COM       098072101    1,784       54,086               SOLE               X
C & D TECHNOLOGIES INC                 COM       124661109        1          100               SOLE               X
CUNO INCORPORATED                      COM       126583103      976       13,664               SOLE               X
                                     CL A NY
CABLEVISION SYS CORP                 CABLVS      12686C109       97        3,000               SOLE               X
CORIXA CORPORATION                     COM       21887F100       23        5,300               SOLE               X
GUIDANT CORPORATION                    COM       401698105      538        8,000               SOLE               X
HIBERNIA CORP                         CL A       428656102      710       21,400               SOLE               X
MARKWEST HYDROCARBON INC               COM       570762104    1,981       85,400               SOLE               X
MAY DEPT.STORES CO.                    COM       577778103    2,244       55,867               SOLE               X
NEXTEL COMMUNICATIONS                 CL A       65332V103    1,470       45,500               SOLE               X
STORAGE TECHNOLOGY CORP           COM PAR $0.10  862111200      690       19,000               SOLE               X
SUNGARD DATA SYSTEMS,INC               COM       867363103      352       10,000               SOLE               X
THE TITAN CORPORATION                  COM       888266103      591       26,000               SOLE               X
TOYS R US INC. (HOLDING CO)            COM       892335100    1,104       41,700               SOLE               X
TRANSKARYOTIC THERAPIES, INC           COM       893735100      904       24,700               SOLE               X
WYNDHAM INTERNATIONAL, INC.           CL A       983101106      202      182,100               SOLE               X
ZI CORPORATION                         COM       988918108       22       10,000               SOLE               X
TECNOMATIX TECHNOLOGIES LTD            ORD       M8743P105       68        4,000               SOLE               X
NIKU CORPORATION                     COM NEW     654113703      303       14,602               SOLE               X
HAWAIIAN HOLDINGS INC                  COM       419879101    1,919      473,900               SOLE               X
OVERNITE CORPORATION                   COM       690322102      245        5,700               SOLE               X
ZILOG INC                         COM PAR $0.01  989524301       98       23,300               SOLE               X
SSA GLOBAL TECHNOLOGIES, INC.          COM       78465P108       77        6,400               SOLE               X
PUT SUNGARD DATA SYS INC @ 35                                                          PUT
EXP07/16/2005                          COM       867363103      211        6,000               SOLE               X
PUT GUIDANT CORP @ 70                                                                  PUT
EXP08/20/2005                          COM       401698105      343        5,100               SOLE               X
PUT GUIDANT CORP @ 60                                                                  PUT
EXP08/20/2005                          COM       401698105      168        2,500               SOLE               X

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